Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Shares	Equity Attributable to the Owners of QIAGEN N.V.	Non-controlling Interest
Balance at Dec. 31, 2012	$ 2,724,363	$ 2,769	$ 1,718,163	$ 985,434	$ 43,991	$ (35,653)	$ 2,714,704	$ 9,659
Balance, shares at Dec. 31, 2012		236,487				1,943
Increase (Decrease) in Stockholders' Equity
Acquisition of QIAGEN Marseille S.A. shares from non-controlling interests	(487)							(487)
Net income	69,098			69,073			69,073	25
Unrealized gain, net on pension	82				82		82
Translation adjustment, net	(47,923)				(48,265)		(48,265)	342
Purchase of treasury shares	(86,029)					$ (86,029)	(86,029)
Purchase of treasury shares (in shares)						(4,149)
Common stock issuances under employee stock plans	25,337	$ 43	20,301	(76)		$ 5,069	25,337
Common stock issuances under employee stock plans (in shares)		3,220				275
Excess tax benefit of employee stock plans	433		433				433
Share-based compensation	37,935		37,935				37,935
Proceeds from subscription receivables	1,062		1,062				1,062
Balance, shares at Dec. 31, 2013		239,707				5,817
Balance at Dec. 31, 2013	2,723,871	$ 2,812	1,777,894	1,054,431	(4,192)	$ (116,613)	2,714,332	9,539
Increase (Decrease) in Stockholders' Equity
Acquisition of QIAGEN Marseille S.A. shares from non-controlling interests	(325)							(325)
Net income	117,202			116,634			116,634	568
Issuance of warrants	68,900		68,900				68,900
Unrealized loss, net on pension	(481)				(481)		(481)
Translation adjustment, net	(131,589)				(130,062)		(130,062)	(1,527)
Purchase of treasury shares	(126,889)					$ (126,889)	(126,889)
Purchase of treasury shares (in shares)						(5,558)
Issuance of common shares in connection with warrant exercise	18,802			(12,115)		$ 30,917	18,802
Issuance of common shares in connection with warrant exercise (in shares)						1,373
Common stock issuances under employee stock plans	12,131			(33,264)		$ 45,395	12,131
Common stock issuances under employee stock plans (in shares)						2,318
Excess tax benefit of employee stock plans	1,596		1,596				1,596
Share-based compensation	42,188		42,188				42,188
Proceeds from subscription receivables	536		536				536
Redemption of subscription receivables	$ (67,943)		(67,943)				(67,943)
Balance, shares at Dec. 31, 2014	239,707	239,707				7,684
Balance at Dec. 31, 2014	$ 2,657,999	$ 2,812	1,823,171	1,125,686	(134,735)	$ (167,190)	2,649,744	8,255
Increase (Decrease) in Stockholders' Equity
Acquisition of QIAGEN Marseille S.A. shares from non-controlling interests	(6,367)							(6,367)
Net income	126,857			127,103			127,103	(246)
Unrealized gain, net on pension	4,003				4,003		4,003
Unrealized loss, net on pension	(1,266)				(1,266)		(1,266)
Realized gain, net on hedging contracts	(3,955)				(3,955)		(3,955)
Unrealized gain, net on marketable securities	1,215				1,215		1,215
Translation adjustment, net	(124,026)				(124,418)		(124,418)	392
Purchase of treasury shares	(20,818)					$ (20,818)	(20,818)
Purchase of treasury shares (in shares)						(842)
Common stock issuances under employee stock plans	10,316			(25,280)		$ 35,596	10,316
Common stock issuances under employee stock plans (in shares)						1,824
Excess tax benefit of employee stock plans	3,328		3,328				3,328
Share-based compensation	27,566		27,566				27,566
Proceeds from subscription receivables	97		97				97
Redemption of subscription receivables	$ (112,995)		(112,995)				(112,995)
Balance, shares at Dec. 31, 2015	239,707	239,707				6,702
Balance at Dec. 31, 2015	$ 2,561,954	$ 2,812	$ 1,741,167	$ 1,227,509	$ (259,156)	$ (152,412)	$ 2,559,920	$ 2,034